May 01, 2016

SUPPLEMENT DATED AUGUST 1, 2016

TO THE PROSPECTUS, SUMMARY PROSPECTUSES

AND STATEMENT OF ADDITIONAL INFORMATION DESCRIBED BELOW

THE INTEGRITY FUNDS

Williston Basin/Mid-North America Stock Fund: (Class A) (Ticker: ICPAX); (Class C) (Ticker: ICPUX)

Integrity Growth & Income Fund: (Class A) (Ticker: IGIAX); (Class C) (Ticker: IGIUX)

Integrity High Income Fund: (Class A) (IHFAX); (Class C) (Ticker: IHFCX)

Integrity Dividend Harvest Fund: (Class A) (IDIVX); (Class C) (Ticker: IDHCX)

(collectively, the “Funds”)

Prospectus dated May 1, 2016 (the “Prospectus”)

Summary Prospectuses dated May 4, 2016 (each a “Summary Prospectus”)

Statement of Additional Information dated May 1, 2016 (the “SAI”)

A.            Changes to Fund Summaries and Summary Prospectuses

For each Fund, (i) the Fund Summary included in the Prospectus and (ii) the Summary Prospectus are revised as follows:

(1)           Williston Basin/Mid-North America Stock Fund (the “WB/MNAS Fund”)

(a)           The second paragraph under the heading “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

“The Fund may invest in small, medium and large market capitalization companies. The companies in which the Fund invests may include companies that have recently commenced operations and do not have significant revenues (development stage companies). The Fund’s investment adviser, Viking Fund Management, LLC (the “Investment Adviser”), will invest a significant amount of the Fund’s assets (although not exclusively) in companies it believes to have investment potential in the natural resources area (primarily energy and to a lesser extent, agriculture and minerals), as well as in the companies that serve these sectors and/or service the Region. In connection with investing in companies engaged in the energy sector, the Fund may invest in companies that engage in hydraulic fracturing (which involves the injection of water, sand and chemicals under pressure into rock formations to stimulate oil or natural gas production). The Fund will invest primarily in the securities of U.S. issuers, but it may also invest in the securities of foreign issuers. The Fund’s investments in the securities of foreign issuers are typically in the form of depositary receipts, such as American Depositary Receipts (“ADRs”).”

(b) The discussion under the heading “Principal Risks” is revised by:

          (i) adding the following:

                “Value Stocks Risk: Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the Fund. Additionally, the events that the Investment Adviser believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level.”

(ii) adding the following immediately prior to the last sentence of the disclosure corresponding to the caption “Geographic or Regional Risk”: “Moreover, the Fund will be more susceptible to events negatively affecting the Region than more geographically diverse funds.”

          (iii) replacing the caption “Risks of Foreign Securities” and the corresponding disclosure with the following:

                “Risks of Foreign Securities (including Depositary Receipts): The Fund may invest in securities of non‑U.S. issuers (including Canadian issuers), which have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non‑domestic persons such as the Fund, less regulation, less information, currency fluctuations, and interruptions in currency flow. Investments in foreign securities also entail higher costs. The Fund’s investments in foreign securities are typically in the form of sponsored or unsponsored depositary receipts, such as ADRs, which are subject to risks similar to those associated with other foreign securities. In addition, ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts. Moreover, investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.”

(iv)    deleting the following captions and the corresponding disclosure: “Risks of the Basic Materials Sector”; “Risks of Precious Metals”; “Risks of Metals and Mining”; and “High Portfolio Turnover Risk.”

(c) The Average Annual Total Returns table set forth under the heading “Fund Performance” is revised by reversing the order of the returns shown for the Russell 3000® Index and the S&P Composite 1500 Energy TR Index.

(2)           Integrity Growth & Income Fund (the “Growth & Income Fund”)

The discussion under the heading “Principal Risks” is revised by:

            (i) adding the following:

                “Growth Stocks Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.”

                and

                “Dividend-Paying Stock Risk: Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders could decline when dividend income from the dividend-paying stocks in the Fund’s portfolio declines. Investments in dividend-paying stocks involve the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend, which could affect the Fund’s ability to generate income.”

                and

 (ii) deleting the caption “High Portfolio Turnover Risk” and the corresponding disclosure.

(3)           Integrity High Income Fund (the “High Income Fund”)

(a)           The first sentence of the first paragraph under the heading “Principal Investment Strategies” is revised by deleting     the term “non-diversified.”

(b)           The discussion under the heading “Principal Risks” is revised by replacing the first sentence after the caption “Lower Quality Debt Risk” with the following: “Lower-quality debt securities (also known as “junk bonds”) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer.”

(4)           Integrity Dividend Harvest Fund (the “Dividend Harvest Fund”)

The discussion under the heading “Principal Risks” is revised by replacing the caption “Risks of Stocks of Development Stage and Small Capitalization Companies” and the corresponding disclosure with the following:

                  “Risks of Investments in Smaller Companies: The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.”